Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	CPOs Shares Repurchased	CPOs Equity Attributable to Stockholders of the Company	CPOs	Capital Stock Issued	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Shares Repurchased	Equity Attributable to Stockholders of the Company	Non-controlling Interests	Total
Beginning Balance of period at at Dec. 31, 2014				$ 4,978,126	$ 15,889,819	$ 62,905,444	$ 5,679,063	$ (12,647,475)	$ 76,804,977	$ 11,110,104	$ 87,915,081
Reduction of capital of non-controlling interests										(95,500)	(95,500)
Dividends						(1,084,192)			(1,084,192)	(379,639)	(1,463,831)
Shares repurchased								(733,831)	(733,831)		(733,831)
Sale of shares						(765,227)		1,499,058	733,831		733,831
Stock-based compensation						1,184,524			1,184,524		1,184,524
Other adjustments to non-controlling interests										(410)	(410)
Comprehensive income						10,899,135	(421,509)		10,477,626	1,504,287	11,981,913
End balance of period at Dec. 31, 2015				4,978,126	15,889,819	73,139,684	5,257,554	(11,882,248)	87,382,935	12,138,842	99,521,777
Acquisition of non-controlling interests in TVI						(6,324,997)			(6,324,997)	(804,427)	(7,129,424)
Dividends						(1,084,192)			(1,084,192)	(560,417)	(1,644,609)
Shares repurchased								(1,720,807)	(1,720,807)		(1,720,807)
Sale of shares						(448,766)		2,169,573	1,720,807		1,720,807
Stock-based compensation						1,392,534			1,392,534		1,392,534
Other adjustments to non-controlling interests										318	318
Comprehensive income						3,721,406	(1,295,770)		2,425,636	1,718,168	4,143,804
End balance of period at Dec. 31, 2016				4,978,126	15,889,819	70,395,669	3,961,784	(11,433,482)	83,791,916	12,492,484	96,284,400
Funding for acquisition of shares under the Long-term Retention Plan								(2,500,000)	(2,500,000)		(2,500,000)
Dividends						(1,084,192)			(1,084,192)	(497,617)	(1,581,809)
Other costs for sale of shares								(792,348)	(792,348)		(792,348)
Shares repurchased	$ (383,808)	$ (383,808)	$ (383,808)					(2,301,918)	(2,301,918)		(2,301,918)
Sale of shares						(320,654)		2,622,572	2,301,918		2,301,918
Stock-based compensation						1,468,337			1,468,337		1,468,337
Other adjustments to non-controlling interests										19	19
Comprehensive income						4,524,496	637,363		5,161,859	2,000,264	7,162,123
End balance of period at Dec. 31, 2017				$ 4,978,126	$ 15,889,819	$ 74,983,656	$ 4,599,147	$ (14,788,984)	$ 85,661,764	$ 13,995,150	$ 99,656,914